Stock Options, Restricted Stock, and Dividend Reinvestment Plans - Summary of Restricted and Performance Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares/ Units:
Beginning Balance (in shares)	3,971,216
Shares/units granted (in shares)	1,260,143
Shares/units vested (in shares)	(949,719)
Shares/units cancelled (in shares)	(191,816)
Ending Balance (in shares)	4,089,824	3,971,216
Weighted average grant date fair value (per share)
Nonvested Beginning Balance (in dollars per share)	$ 12.92
Shares/units granted (in dollars per share)	18.70	$ 18.83	$ 12.90
Shares/units vested (in dollars per share)	13.29
Shares/units canceled (in dollars per share)	16.57
Nonvested Ending Balance (in dollars per share)	$ 14.57	$ 12.92